RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Advances payable				$ 221,000
Wrote-off advances payable			$ 221,000
Cash invested in non-marketable equity securities				$ 100,000
Option acquire description				the Company’s CMO was granted an option to acquire up to 200,000 membership interests in Exotropin, of which 100,000 vested immediately and the remaining $100,000 will vest based on future sales of Exotropin attributed to the CMO. The option price is $20,000 for the 200,000 membership interests. During the year ended October 31, 2024, pursuant to a capital call notice received from Exotropin, the Company invested an additional $45,000 in cash (representing its 8.96% equity interest at the time of the capital call). During November 2024, the Company received a capital call notice from Exotropin, in which the Company’s pro-rata share was $126,000 (“November Capital Call”). The Company has yet committed to participating in the November Capital Call. If the Company does not elect to participate, its interest in Exotropin would be reduced to approximately 5.6% based on all other members fully participating in the November Capital Call.
Management Services Organization [Member]
Proceed from sale of products	$ 0	$ 35,000	$ 199,000	$ 181,000